Other Long-Term Liabilities - Disclosure Of Detailed Information About Other Long Term Liabilities Explanatory (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Detailed Information About Other Long Term Liabilities [Abstract]
Provision for legal and tax matters	$ 13,241	$ 4,049
Lease liabilities	9,949	848
Cash settled equity awards	3,992	253
Other liabilities	5,587
Other non-current liabilities	$ 32,769	$ 5,150